Property, Plant and Equipment Disclosure: Property, Plant and Equipment (Tables)	3 Months Ended
Nov. 30, 2017
Tables/Schedules
Property, Plant and Equipment
	11/30/17	8/31/17
Property Plant and Equipment	$ 282,427	$ 282,427
Less accumulated depreciation	(250,272)	(240,972)
Property and equipment, net	$ 32,155	$ 41,635